Note 13 - Subsequent Events (Details Textual) - H.C. Wainwright & Co [Member] - The Market Offering Agreement "ATM Agreement" [Member] - USD ($) shares in Thousands, $ in Millions	1 Months Ended
	Jan. 31, 2022	Jun. 30, 2022
Sale of Stock Agreement, Maximum Aggregate Gross Proceeds	$ 12.9
Shares, Issued, Ending Balance (in shares)		0
Subsequent Event [Member]
Sale of Stock Agreement, Maximum Aggregate Gross Proceeds	$ 12.9
Shares, Issued, Ending Balance (in shares)	0